Other liabilities - Additional information (Details) $ in Thousands, R$ in Millions					1 Months Ended	12 Months Ended
	Jul. 20, 2021	Dec. 17, 2020 USD ($)	Nov. 02, 2020	Oct. 23, 2020	Nov. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Deferred income						$ 21,060		$ 15,395
Outstanding balance to be paid								14,700
Application of credits compensated with concession fees						(19,156)		(24,126)
Concession fee payable due to re-bidding process						74,640
Percentage of annual concession fee to be paid	50.25%
Period for final years of the concession				6 years
Remeasurement of defined benefit obligation						4		859	$ 28
Remeasurement of defined benefit obligation before taxes						8		1,016
Taxes relating to remeasurement of defined benefit obligation						$ 12		$ 157
Payments of concession fees and development trusts that will be paid in installments		$ 38,000
Brasilia Airport Concession Agreement
Disclosure of subsidiaries [line items]
Annual fee payment percentage						2.00%	2.00%
Concession Fee Percentage						4.50%	4.50%
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate						3.17%		3.77%
Annual inflation rate						2.00%
Annual employee termination benefit increase rate						3.00%	3.00%
Provisions						$ 2,400
Toscana Aeroporti S.p.A. | 2023
Disclosure of subsidiaries [line items]
Annual inflation rate								5.90%
Annual employee termination benefit increase rate								5.90%
Toscana Aeroporti S.p.A. | 2024
Disclosure of subsidiaries [line items]
Annual inflation rate						5.90%		2.30%
Annual employee termination benefit increase rate								3.20%
Toscana Aeroporti S.p.A. | 2025
Disclosure of subsidiaries [line items]
Annual inflation rate								2.00%
Annual employee termination benefit increase rate								3.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate						5.77%		5.96%
Annual inflation rate						15.52%		14.98%
Annual employee termination benefit increase rate						1.33%	1.33%	1.29%
Annual employee termination benefit						6 years 10 months 2 days	6 years 10 months 2 days	7 years 21 days
Provisions						$ 2,000
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of subsidiaries [line items]
Re-scheduled fixed concession fees payment (as a percent)			50.00%	50.00%	50.00%
Percentage of annual concession fee to be paid						50.00%	50.00%
Partial payment made through the application of re-equilibrium credits						$ 15,000	R$ 81.6